Form 13F Cover Page


 Filing for Quarter-Ending:                 June 30, 2001

 Check here if Amendment:                   (  )

 Amendment Number:
 This Amendment:                            (  )  is a reinstatement
                                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                      Croft-Leominster, Inc.
 Address:                                   300 Water Street, 4th floor
                                            Baltimore, MD  21202

 Form 13-F File Number:                     28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Carla Reedinger
Title:             Assistant Vice President
Phone:             410-576-0100



Signature, Place, and Date of Signing:

/s/ Carla Reedinger        Baltimore, Maryland                         8/7/01
-------------------------------------------------------------------------------
Signature                      City, State                              Date


Report Type (Check only one):

(X)  13F Holdings Report      Check here if all holdings of this reporting
                              manager are reported in this report.

( )  13F Notice               Check here if no holdings reported are in this
                              report, and all holdings are reported by other reporting manager(s).

( )  13F Combination Report   Check here if a portion of the holdings for this
                              reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                    None
                                                   ----------
Form 13F Information Table Entry Total:               112
                                                   ----------
Form 13F Information Table Value Total:            $ 310.9969
                                                   ----------
                                                   (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                  SOLE
ITEM 7: Voting Authority:                       NONE



                                          TITLE of                         MARKET                     INVESTMENT        VOTING
SECURITY NAME                              CLASS             CUSIP         VALUE          SHARES      DISCRETION      AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
Agrium Inc.                                 COM            008916108       0.2118         21,183         SOLE           NONE
Allstate Corp                               COM            020002101       0.5092         11,575         SOLE           NONE
Alpharma Inc -cl A                         CL A            020813101       0.9828         36,066         SOLE           NONE
American General Corp                       COM            026351106       0.9962         21,446         SOLE           NONE
American Home Products Corp                 COM            026609107       5.7064         97,130         SOLE           NONE
Amgen Inc.                                  COM            031162100       2.8213         46,494         SOLE           NONE
Asia Tigers Fund Inc                        COM            04516T105       0.3540         52,367         SOLE           NONE
AXA (ADR)                              SPONSORED ADR       054536107       0.2554          9,068         SOLE           NONE
Axcelis Technologies, Inc.                  COM            054540109       1.4420         97,434         SOLE           NONE
Bank of America Corp                        COM            060505104       3.0843         51,379         SOLE           NONE
Banc One Corp                               COM            06423A103       0.4078         11,391         SOLE           NONE
BNKU Litigation Contingent PMT         RT CONTINGENT       065416117       0.0128         38,752         SOLE           NONE
Becton Dickinson Co                         COM            075887109       0.6081         16,990         SOLE           NONE
Bergen Brunswig 'A'                        CL A            083739102       0.5343         27,800         SOLE           NONE
Best Buy Company Inc                        COM            086516101       0.4843          7,625         SOLE           NONE
Bethlehem Steel Corp                        COM            087509105       0.5980        296,025         SOLE           NONE
Mer Lynch - Biotech Holders Tr        DEPOSTRY RCPTS       09067d201       1.2170          9,185         SOLE           NONE
Boise Cascade Corp                          COM            097383103       5.2795        150,114         SOLE           NONE
Bowater Inc                                 COM            102183100       0.3568          7,975         SOLE           NONE
Brunswick Corp                              COM            117043109       1.5109         62,875         SOLE           NONE
Burlington Resources Inc                    COM            122014103       0.8576         21,575         SOLE           NONE
CIGNA Corp                                  COM            125509109       2.9817         31,118         SOLE           NONE
Canadian Pacific Ltd                        COM            135923100       6.6055        170,464         SOLE           NONE
Capital One Financial Corp                  COM            14040h105       5.0231         83,510         SOLE           NONE
Central European Equity Fund I              COM            153436100       0.1495         13,020         SOLE           NONE
Chubb Corporation                           COM            171232101       0.3776          4,877         SOLE           NONE
Citigroup, Inc.                             COM            172967101      16.7406        316,816         SOLE           NONE
Clear Channel Communications,               COM            184502102       1.2431         19,826         SOLE           NONE
Coca-Cola Co                                COM            191216100       0.4183          9,296         SOLE           NONE
Crompton Corp                               COM            227116100       0.6632         60,846         SOLE           NONE
Dow Chemical Co                             COM            260543103       2.2087         66,426         SOLE           NONE
Eaton Corp                                  COM            278058102       5.5418         79,056         SOLE           NONE
First Union Corp                            COM            337358105       4.7785        136,763         SOLE           NONE
FleetBoston Financial Corp                  COM            339030108       0.6875         17,428         SOLE           NONE
Ford Motor Co.                         COM PAR $0.01       345370860       2.3388         95,265         SOLE           NONE
Foster Wheeler Corp                         COM            350244109       0.3258         36,000         SOLE           NONE
Fox Entertainment Group                    CL A            35138T107       0.2539          9,100         SOLE           NONE
Franklin Resources Inc                      COM            354613101       4.0008         87,410         SOLE           NONE
Freeport McMoran Copper & Gold             CL B            35671D857       0.1123         10,167         SOLE           NONE
General Electric Co                         COM            369604103       0.7605         15,600         SOLE           NONE
General Motors Class H                   CL H NEW          370442832       0.4827         23,142         SOLE           NONE
Hartford Financial Services Gr              COM            416515104       6.3782         93,248         SOLE           NONE
Health Net, Inc.                            COM            42222g108       0.8361         48,050         SOLE           NONE
Hilton Hotels Corp                          COM            432848109       0.5657         48,767         SOLE           NONE
Honeywell Intl Inc                          COM            438516106      11.3816        325,282         SOLE           NONE
Ingersoll-Rand                              COM            456866102       1.9387         47,057         SOLE           NONE
Int'l Business Machines Corp.               COM            459200101       1.0822          9,577         SOLE           NONE
J.P. Morgan Chase & Co                      COM            46625h100       3.7714         84,560         SOLE           NONE
Jardine Flmg India Fd                       COM            471112102       0.1723         22,529         SOLE           NONE
Johnson & Johnson                           COM            478160104       1.6571         33,142         SOLE           NONE
Kansas City Southern Inds                 COM NEW          485170302       0.8875         56,171         SOLE           NONE
Kennametal, Inc.                            COM            489170100       0.9007         24,410         SOLE           NONE
Koninklije Philips Electronics        SP ADR NEW2000       500472303       4.2320        160,120         SOLE           NONE
Kroger Co                                   COM            501044101       3.3270        133,081         SOLE           NONE
Lilly (Eli) & Co                            COM            532457108       0.6586          8,900         SOLE           NONE
Lincoln National Corp                       COM            534187109       4.5230         87,401         SOLE           NONE
Lowe's Companies                            COM            548661107       8.5634        118,035         SOLE           NONE
Lyondell Chemical Company                   COM            552078107       4.0077        260,579         SOLE           NONE
Marsh & McLennan Cos                        COM            571748102       0.2927          2,898         SOLE           NONE
McKesson HBOC, Inc                          COM            58155Q103       1.0386         27,979         SOLE           NONE
Mellon Financial Corp.                      COM            58551A108       5.4646        121,951         SOLE           NONE
Merck & Co                                  COM            589331107       0.3592          5,620         SOLE           NONE
MetLife Inc.                                COM            59156r108       0.4027         13,000         SOLE           NONE
Millenium Chemicals Inc                     COM            599903101       0.2171         14,425         SOLE           NONE
Millipore Corp.                             COM            601073109       2.2175         35,777         SOLE           NONE
Minnesota Mining & Manufacturi              COM            604059105       4.7982         42,053         SOLE           NONE
Morg Stan Asia-Pacific FD(tend              COM            61744U106       0.2113         25,068         SOLE           NONE
Morgan Stan India Invt FD                   COM            61745C105       0.1222         14,630         SOLE           NONE
Newell Rubbermaid Co.                       COM            651229106       0.4690         18,685         SOLE           NONE
News Corp LTD ADR                         ADR NEW          652487703       2.7537         74,123         SOLE           NONE
NEXTEL Communications                      CL A            65332V103       1.6471         94,120         SOLE           NONE
Niagra Mohawk Holdings                      COM            653520106       1.9200        108,534         SOLE           NONE
Olin Corp                               COM PAR $1         680665205       1.4910         87,755         SOLE           NONE
PACCAR Inc                                  COM            693718108       4.3930         85,433         SOLE           NONE
Packaging Corp of America                   COM            695156109       0.4348         28,000         SOLE           NONE
Pactiv Corp                                 COM            695257105       0.3618         27,000         SOLE           NONE
Pfizer Inc                                  COM            717081103       4.9884        124,556         SOLE           NONE
PolyOne Corp                                COM            73179p106       1.7296        166,149         SOLE           NONE
Praxair Inc                                 COM            74005P104       1.1904         25,327         SOLE           NONE
Procter & Gamble                            COM            742718109       1.6404         25,711         SOLE           NONE
Provident Bankshares Corp.                  COM            743859100       1.0303         41,313         SOLE           NONE
Radian Group Inc.                           COM            750236101       2.4924         61,618         SOLE           NONE
RadioShack Corporation                      COM            750438103       2.4472         80,235         SOLE           NONE
Raytheon Co                               COM NEW          755111507       0.3943         14,850         SOLE           NONE
SBC Communications Inc                      COM            78387G103       0.2979          7,436         SOLE           NONE
SPX Corp                                    COM            784635104      24.1781        193,147         SOLE           NONE
St. Paul Cos                                COM            792860108       0.6461         12,744         SOLE           NONE
Schering Plough Corp.                       COM            806605101       6.0300        166,391         SOLE           NONE
Smurfit-Stone Container Corp                COM            832727101      11.5042        710,135         SOLE           NONE
Stanley Works                               COM            854616109       3.3738         80,559         SOLE           NONE
Starwood Hotels & Resorts Worl          PAIRED CTF         85590A203       3.8463        103,174         SOLE           NONE
Stilwell Financial Inc.                     COM            860831106       9.0608        269,987         SOLE           NONE
Storage Technology Corp.               COM PAR $0.10       862111200       0.7212         52,415         SOLE           NONE
Terex Corporation                           COM            880779103       2.2214        104,785         SOLE           NONE
Textron Inc                                 COM            883203101       2.9397         53,411         SOLE           NONE
Tyco International Ltd                      COM            902124106      10.1208        185,668         SOLE           NONE
USX-Marathon Group Inc                    COM NEW          902905827       0.3881         13,152         SOLE           NONE
United Technologies                         COM            913017109       2.1493         29,338         SOLE           NONE
UnumProvident Corp                          COM            91529y106       0.5765         17,947         SOLE           NONE
Varian Inc.                                 COM            922206107       0.9275         28,716         SOLE           NONE
Varian Semiconductor Equipment              COM            922207105       0.5035         11,987         SOLE           NONE
Varian Medical Systems, Inc.                COM            92220p105       0.8298         11,606         SOLE           NONE
Viacom Inc. - Cl B                         CL B            925524308      13.2170        255,401         SOLE           NONE
Viad Corp                                   COM            92552R109       2.5077         94,989         SOLE           NONE
Washington Mutual, Inc.                     COM            939322103      13.6582        363,734         SOLE           NONE
Waste Connections, Inc.                     COM            941053100       0.3420          9,500         SOLE           NONE
Watson Pharmaceuticals, Inc.                COM            942683103       5.4077         87,730         SOLE           NONE
Westaim Corp                                COM            956909105       0.3056         45,598         SOLE           NONE
Target Corporation                          COM            87612E106       1.6944         48,970         SOLE           NONE
Ace Ltd                                     ORD            G0070K103       6.0493        154,754         SOLE           NONE
PartnerRe Ltd                               COM            G6852T105       2.9310         52,907         SOLE           NONE
Flextronics International Inc               ORD            Y2573F102       1.2538         48,019         SOLE           NONE

                                                                         310.9969      8,522,496






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